SCHEDULE OF RIGHT OF USE ASSETS AND LEASE LIABILITIES (Details) - Seamless Group Inc [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Operating lease	$ 172,823	$ 116,777	$ 255,041
Total right-of-use assets		181,768	359,065
Total current operating lease liabilities		155,640	109,271
Finance lease		38,437	36,993
Total non- current operating liabilities		179,398	173,685
Current Portion of Lease Liabilities [Member]
Lessee, Lease, Description [Line Items]
Total current operating lease liabilities		117,203	72,278
Accounts Payable Accruals and Other Payables [Member]
Lessee, Lease, Description [Line Items]
Finance lease		38,437	36,993
Other Payables [Member]
Lessee, Lease, Description [Line Items]
Finance lease		23,758	64,414
Right of Use Assets [Member]
Lessee, Lease, Description [Line Items]
Operating lease		116,777	255,041
Equipment and Software Net [Member]
Lessee, Lease, Description [Line Items]
Finance lease		$ 64,991	$ 104,024